Income Taxes - Uncertain Tax Positions (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Unrecognized tax benefits reversal of liabilities associated with uncertain tax positions accrued more than 10 years	¥ 8.0